Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net profit / (loss) for the period	€ (58,904)	€ (22,777)	€ (112,541)	€ (64,152)
Reversal of non-cash consideration relating to revenue			(3,876)
Reversal of share of profit/(loss) of associate	2,262		4,114
Reversal of finance income	(3,362)	(22,573)	(4,917)	(16,270)
Reversal of finance expenses	8,494	6	5,623	11
Reversal of tax charge	(65)	(99)	(135)	(206)
Adjustments for:
Share-based payment			18,130	8,901
Depreciation and amortization			2,800	397
Changes in working capital:
Deposits			(252)	(822)
Trade receivables			6	171
Other receivables			324	(416)
Prepayments			2,523	973
Contract liabilities (deferred income)			(4,746)
Trade payables and other payables			21,490	12,839
Cash flows generated from / (used in) operations			(71,457)	(58,574)
Finance income received			4,917	2,004
Finance expenses paid			(109)	(11)
Income taxes received / (paid)			(106)	(270)
Cash flows from / (used in) operating activities			(66,755)	(56,851)
Investing activities
Acquisition of property, plant and equipment			(2,780)	(437)
Cash flows from / (used in) investing activities			(2,780)	(437)
Financing activities
Payment of finance lease liabilities			(2,264)
Capital increase			521,172	213,390
Cost of capital increase			(31,701)	(13,118)
Cash flows from / (used in) financing activities			487,207	200,272
Increase / (decrease) in cash and cash equivalents			417,672	142,984
Cash and cash equivalents at January 1			277,862	195,351
Effect of exchange rate changes on balances held in foreign currencies			(5,179)	14,266
Cash and cash equivalents at June 30	690,355	352,601	690,355	352,601
Restricted cash included in cash and cash equivalents	€ 7,063	€ 5,468	€ 7,063	€ 5,468